T. ROWE PRICE New Income Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 6.7%
Car Loan 1.5%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  13,100 12,345
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  13,530 12,627
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  36,840 34,854
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,750 10,881
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 5,665 5,507
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 12,970
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, 4/15/27  8,374 7,800
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  35,405 32,763
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  17,900 17,350
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  19,445 19,387
GM Financial Automobile Leasing Trust
Series 2021-1, Class D
1.01%, 7/21/25  6,650 6,423
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 5,355 5,182
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  29,300 27,728
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  17,240 16,719
T. ROWE PRICE New Income Fund

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 23,480 21,890
244,426
Other Asset-Backed Securities 4.2%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 3.658%, 4/15/35 (1) 28,800 28,082
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 4.178%, 4/15/35 (1) 16,085 15,260
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 3.882%, 12/2/34 (1) 35,905 35,040
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 3.803%, 1/21/35 (1) 22,400 21,859
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 37,863 36,360
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 4.012%, 4/15/29 (1) 16,090 15,667
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 3.682%, 7/15/34 (1) 15,245 14,865
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 3.648%, 4/15/35 (1) 29,195 28,469
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 3.792%, 2/12/30 (1) 4,538 4,517
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 3.612%, 7/15/33 (1) 9,385 9,230
CIFC Funding
Series 2019-5A, Class A2RS, CLO, FRN
3M USD LIBOR + 1.75%, 4.262%, 1/15/35 (1) 11,000 10,437
CIFC Funding
Series 2020-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.13%, 3.84%, 10/20/34 (1) 20,305 19,844
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 3.652%, 7/15/36 (1) 30,055 29,414
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 15,493 14,731

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 14,272 11,718
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 3.84%, 7/17/34 (1) 21,235 20,740
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 27,802 26,830
Hpefs Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 4,445 4,373
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 11,735 11,038
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 12,510 11,621
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 4.413%, 5/6/30 (1) 12,070 11,721
Invesco
Series 2021-2A, Class A, CLO, FRN
3M USD LIBOR + 1.12%, 3.632%, 7/15/34  33,910 32,988
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 35,187 31,860
KKR
Series 36A, Class A, CLO, FRN
3M USD LIBOR + 1.18%, 3.692%, 10/15/34 (1) 3,315 3,247
Morgan Stanley Eaton Vance
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.65%, 4.433%, 10/20/34 (1) 14,730 14,095
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 3.728%, 1/20/32 (1) 49,995 49,097
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 3.87%, 7/17/35 (1) 15,105 14,812
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 3.75%, 7/17/29 (1) 31,832 31,589
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 1.786%, 4/20/35 (1) 40,630 39,536
Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48 (1) 24,828 23,928

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 21,920 19,689
Regatta XIX Funding
Series 2022-1A, Class B, CLO, FRN
3M TSFR + 1.85%, 2.929%, 4/20/35 (1) 15,065 14,266
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 3.79%, 4/20/33 (1) 14,640 14,387
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 2.155%, 4/22/35 (1) 14,150 13,424
Wellfleet
Series 2021-3A, Class B, CLO, FRN
3M USD LIBOR + 1.80%, 4.312%, 1/15/35 (1) 8,845 8,475
693,209
Student Loan 1.0%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 8,525 8,016
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 10,464 9,895
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 9,687 9,243
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 13,718 12,790
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 17,577
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 7,000 6,454
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 35,120 32,005
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 2,711 2,645
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 7,098 6,890
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 5,844 5,631

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 7,493 7,310
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 16,511 16,050
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 28,111 24,968
159,474
Total Asset-Backed Securities
(Cost $1,150,760) 1,097,109
BANK LOANS 1.4% (2)
FINANCIAL INSTITUTIONS 0.2%
Insurance 0.2%
Asurion, FRN
1M USD LIBOR + 3.250%, 5.774%, 12/23/26  5,869 5,366
Asurion, FRN
1M USD LIBOR + 5.250%, 7.774%, 1/31/28  5,985 5,117
HUB International, FRN
1M USD LIBOR + 3.250%, 5.782%, 4/25/25  17,888 17,596
Total Financial Institutions 28,079
INDUSTRIAL 1.2%
Airlines 0.0%
Mileage Plus Holdings, FRN
1M USD LIBOR + 5.250%, 7.313%, 6/21/27  5,645 5,725
5,725
Capital Goods 0.1%
Charter Next Generation, FRN
1M USD LIBOR + 3.750%, 6.556%, 12/1/27  9,815 9,517
9,517
Communications 0.2%
Clear Channel Outdoor Holdings, FRN
1M USD LIBOR + 3.500%, 6.306%, 8/21/26  9,043 8,356
Lamar Media, FRN
1M USD LIBOR + 1.500%, 3.868%, 2/5/27  14,435 14,025
Mission Broadcasting, FRN
1M USD LIBOR + 2.500%, 4.873%, 6/2/28  6,242 6,096
28,477
Consumer Cyclical 0.4%
Caesars Resort Collection, FRN
1M USD LIBOR + 3.500%, 6.024%, 7/21/25  5,076 5,028
Churchill Downs, FRN
1M USD LIBOR + 2.000%, 4.53%, 3/17/28  19,363 18,976

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Delta 2, FRN
3M USD LIBOR + 2.500%, 5.024%, 2/1/24  7,925 7,849
KFC Holding, FRN
1M USD LIBOR + 1.750%, 4.127%, 3/15/28  17,020 16,884
UFC Holdings, FRN
1M USD LIBOR + 2.750%, 5.52%, 4/29/26 (3) 8,173 7,928
56,665
Consumer Products 0.0%
Sunshine Luxembourg VII, FRN
1M USD LIBOR + 3.750%, 6.00%, 10/1/26  2,985 2,871
2,871
Diversified Manufacturing 0.0%
TK Elevator U.S. Newco, FRN
6M USD LIBOR + 3.500%, 6.871%, 7/30/27  5,900 5,720
5,720
Health Care 0.1%
Catalent Pharma Solutions, FRN
1M USD LIBOR + 2.000%, 4.375%, 2/22/28  3,346 3,301
Medline Borrower, FRN
1M USD LIBOR + 3.250%, 5.774%, 10/23/28  12,294 11,708
15,009
Pharmaceuticals 0.0%
Perrigo Investments, FRN
1M TSFR + 2.500%, 4.907%, 4/20/29 (4) 4,515 4,470
4,470
Technology 0.4%
Applied Systems, FRN
1M USD LIBOR + 3.000%, 5.25%, 9/19/24  12,550 12,431
Ascend Learning, FRN
1M USD LIBOR + 3.500%, 6.024%, 12/11/28  10,507 10,000
AthenaHealth Group, FRN
1M TSFR + 3.500%, 5.80%, 2/15/29 (5) 11,065 10,567
Central Parent, FRN
1M TSFR + 4.500%, 6.61%, 6/9/29  2,280 2,219
Entegris, FRN
1M TSFR + 3.000%, 5.597%, 3/2/29  9,080 9,051
RealPage, FRN
1M USD LIBOR + 3.000%, 5.524%, 4/24/28  5,412 5,199
UKG, FRN
1M USD LIBOR + 3.250%, 5.535%, 5/4/26  17,691 17,113
UKG, FRN
1M USD LIBOR + 5.250%, 7.535%, 5/3/27  3,930 3,819
70,399
Total Industrial 198,853
Total Bank Loans
(Cost $232,540) 226,932

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BOND MUTUAL FUNDS 1.4%
Trusts & Mutual Funds 1.4%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 6.46% (6)(7) 19,794 184,683
T. Rowe Price Institutional High Yield Fund - Z Class, 7.96% (6)(7) 6,043 45,628
Total Bond Mutual Funds
(Cost $233,059) 230,311
CORPORATE BONDS 28.6%
FINANCIAL INSTITUTIONS 12.8%
Banking 9.8%
AIB Group, VR, 4.263%, 4/10/25 (1)(8) 11,685 11,387
Ally Financial, 4.75%, 6/9/27  23,765 23,240
Banco Santander, 3.49%, 5/28/30  11,400 9,897
Banco Santander, VR, 1.722%, 9/14/27 (8) 21,200 18,254
Banco Santander, VR, 4.175%, 3/24/28 (8) 5,200 4,897
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (1)(8) 23,000 20,364
Bank of America, 4.45%, 3/3/26  18,903 18,824
Bank of America, VR, 1.734%, 7/22/27 (8) 20,116 17,825
Bank of America, VR, 1.898%, 7/23/31 (8) 73,896 58,575
Bank of America, VR, 2.299%, 7/21/32 (8) 32,003 25,650
Bank of America, VR, 2.496%, 2/13/31 (8) 22,900 19,160
Bank of America, VR, 2.592%, 4/29/31 (8)(9) 38,880 32,768
Bank of America, VR, 2.972%, 2/4/33 (8) 30,180 25,448
Bank of America, VR, 3.419%, 12/20/28 (8) 22,458 20,815
Bank of America, VR, 3.559%, 4/23/27 (8) 11,450 10,956
Bank of America, VR, 4.271%, 7/23/29 (8) 42,340 40,529
Barclays, VR, 2.279%, 11/24/27 (8) 30,800 26,974
Barclays, VR, 2.852%, 5/7/26 (8)(9) 24,674 23,104
Barclays, VR, 3.932%, 5/7/25 (8) 19,911 19,475
BNP Paribas, VR, 1.323%, 1/13/27 (1)(8) 10,950 9,605
BNP Paribas, VR, 2.591%, 1/20/28 (1)(8) 37,030 32,910
Capital One Financial, 3.65%, 5/11/27 (9) 11,559 11,051
Capital One Financial, 3.75%, 3/9/27  19,858 19,060
Capital One Financial, VR, 3.273%, 3/1/30 (8) 9,245 8,131
Capital One Financial, VR, 5.247%, 7/26/30 (8) 3,235 3,188
Citigroup, VR, 2.561%, 5/1/32 (8) 10,298 8,485
Citigroup, VR, 3.057%, 1/25/33 (8) 20,440 17,299
Citigroup, VR, 3.106%, 4/8/26 (8)(9) 23,226 22,314
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (8) 20,140 18,659
Credit Suisse Group, VR, 3.091%, 5/14/32 (1)(8) 10,031 7,605
Credit Suisse Group, VR, 4.194%, 4/1/31 (1)(8) 3,450 2,907
Danske Bank, 5.375%, 1/12/24 (1) 20,461 20,610
Danske Bank, VR, 3.244%, 12/20/25 (1)(8)(9) 21,957 20,863

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Danske Bank, VR, 3.773%, 3/28/25 (1)(8) 12,760 12,425
Discover Financial Services, 4.10%, 2/9/27  58,694 56,310
Fifth Third Bancorp, VR, 4.772%, 7/28/30 (8) 3,235 3,211
Goldman Sachs Group, 3.50%, 11/16/26  11,635 11,166
Goldman Sachs Group, VR, 1.542%, 9/10/27 (8) 31,264 27,512
Goldman Sachs Group, VR, 2.383%, 7/21/32 (8) 17,287 13,960
Goldman Sachs Group, VR, 2.615%, 4/22/32 (8) 45,548 37,398
Goldman Sachs Group, VR, 2.65%, 10/21/32 (8) 17,735 14,680
Goldman Sachs Group, VR, 3.615%, 3/15/28 (8) 19,610 18,550
Goldman Sachs Group, VR, 4.482%, 8/23/28 (8) 12,805 12,495
HSBC Holdings, VR, 1.645%, 4/18/26 (8) 10,575 9,628
HSBC Holdings, VR, 2.099%, 6/4/26 (8)(9) 20,767 19,086
HSBC Holdings, VR, 2.999%, 3/10/26 (8) 20,080 18,992
HSBC Holdings, VR, 4.292%, 9/12/26 (8) 2,175 2,112
HSBC Holdings, VR, 4.755%, 6/9/28 (8) 36,120 34,811
HSBC Holdings, VR, 5.21%, 8/11/28 (8) 16,945 16,577
ING Groep, VR, 1.726%, 4/1/27 (8) 9,137 8,109
ING Groep, VR, 3.869%, 3/28/26 (8) 8,084 7,876
JPMorgan Chase, VR, 1.578%, 4/22/27 (8) 35,303 31,449
JPMorgan Chase, VR, 1.764%, 11/19/31 (8) 41,300 32,542
JPMorgan Chase, VR, 2.182%, 6/1/28 (8) 32,197 28,610
JPMorgan Chase, VR, 2.545%, 11/8/32 (8) 31,065 25,615
JPMorgan Chase, VR, 2.739%, 10/15/30 (8) 19,897 17,256
JPMorgan Chase, VR, 2.947%, 2/24/28 (8) 20,020 18,493
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 59,518 50,979
Kookmin Bank, 2.50%, 11/4/30 (1) 2,465 2,053
Kookmin Bank, 2.50%, 11/4/30 (9) 1,410 1,175
Morgan Stanley, VR, 1.512%, 7/20/27 (8)(9) 25,000 22,081
Morgan Stanley, VR, 1.593%, 5/4/27 (8)(9) 13,695 12,187
Morgan Stanley, VR, 2.239%, 7/21/32 (8) 15,751 12,694
Morgan Stanley, VR, 2.802%, 1/25/52 (8) 10,785 7,346
Morgan Stanley, VR, 2.943%, 1/21/33 (8) 8,645 7,362
Morgan Stanley, VR, 3.217%, 4/22/42 (8) 5,725 4,464
Morgan Stanley, VR, 4.679%, 7/17/26 (8)(9) 8,415 8,420
Nationwide Building Society, VR, 2.972%, 2/16/28 (1)(8)(9) 8,705 7,855
PNC Financial Services Group, 2.55%, 1/22/30  3,650 3,195
PNC Financial Services Group, VR, 4.626%, 6/6/33 (8) 12,080 11,432
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 12,500 10,848
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (8) 48,133 43,107
Shinhan Bank, 3.875%, 3/24/26  5,830 5,645
Standard Chartered, VR, 1.456%, 1/14/27 (1)(8) 10,354 9,077
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 17,245 15,266
Standard Chartered, VR, 2.819%, 1/30/26 (1)(8) 16,707 15,721
Standard Chartered, VR, 3.971%, 3/30/26 (1)(8) 10,485 10,118
Standard Chartered, VR, 4.644%, 4/1/31 (1)(8)(9) 36,236 34,178
Toronto-Dominion Bank, 4.456%, 6/8/32 (9) 3,105 3,045

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Truist Financial, VR, 4.123%, 6/6/28 (8) 19,620 19,247
UBS Group, VR, 1.364%, 1/30/27 (1)(8) 14,633 12,920
UBS Group, VR, 2.746%, 2/11/33 (1)(8) 13,590 10,929
UBS Group, VR, 4.751%, 5/12/28 (1)(8) 4,085 4,000
Wells Fargo, 4.30%, 7/22/27  11,645 11,454
Wells Fargo, VR, 2.393%, 6/2/28 (8)(9) 31,245 27,917
Wells Fargo, VR, 2.572%, 2/11/31 (8) 52,585 44,742
Wells Fargo, VR, 2.879%, 10/30/30 (8)(9) 53,562 46,952
Wells Fargo, VR, 4.478%, 4/4/31 (8) 15,936 15,306
1,601,407
Brokerage Asset Managers Exchanges 0.4%
Charles Schwab, 2.90%, 3/3/32  3,570 3,153
Intercontinental Exchange, 4.60%, 3/15/33  9,655 9,565
LSEGA Financing, 2.00%, 4/6/28 (1) 41,724 36,391
LSEGA Financing, 2.50%, 4/6/31 (1) 14,998 12,902
LSEGA Financing, 3.20%, 4/6/41 (1)(9) 6,705 5,333
67,344
Finance Companies 0.5%
AerCap Ireland Capital, 2.45%, 10/29/26  18,080 15,970
AerCap Ireland Capital, 3.00%, 10/29/28  9,075 7,698
AerCap Ireland Capital, 3.30%, 1/30/32  4,390 3,534
AerCap Ireland Capital, 3.50%, 1/15/25  3,935 3,769
AerCap Ireland Capital, 4.875%, 1/16/24  29,186 29,007
AerCap Ireland Capital, 6.50%, 7/15/25  4,365 4,477
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 14,765 14,335
78,790
Insurance 0.9%
AIA Group, 3.90%, 4/6/28 (1) 40,868 39,705
Aon, 2.80%, 5/15/30  3,635 3,168
Berkshire Hathaway Finance, 2.50%, 1/15/51  13,080 8,972
CNO Financial Group, 5.25%, 5/30/25  9,438 9,473
Corebridge Financial, 3.90%, 4/5/32 (1) 3,540 3,179
Equitable Holdings, 4.35%, 4/20/28  36,732 36,069
Humana, 2.15%, 2/3/32  3,945 3,197
Humana, 3.70%, 3/23/29  6,040 5,704
Humana, 3.95%, 3/15/27  6,075 5,897
Humana, 4.875%, 4/1/30  17,913 18,038
Marsh & McLennan, 2.25%, 11/15/30  8,918 7,606
UnitedHealth Group, 2.90%, 5/15/50  2,535 1,868
142,876
Real Estate Investment Trusts 1.2%
Alexandria Real Estate Equities, 3.95%, 1/15/27  25,607 25,038
Alexandria Real Estate Equities, 3.95%, 1/15/28 (9) 15,766 15,167
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 28,624
Brixmor Operating Partnership, 4.05%, 7/1/30  3,745 3,329
Brixmor Operating Partnership, 4.125%, 6/15/26  55,609 53,905

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Essex Portfolio, 1.65%, 1/15/31  10,099 7,833
Essex Portfolio, 3.625%, 5/1/27 (9) 5,006 4,785
Extra Space Storage, 2.35%, 3/15/32  26,250 20,660
Highwoods Realty, 4.125%, 3/15/28  17,404 16,394
Highwoods Realty, 4.20%, 4/15/29  11,839 10,965
Realty Income, 3.95%, 8/15/27 (9) 10,020 9,765
Regency Centers, 4.125%, 3/15/28  9,817 9,429
205,894
Total Financial Institutions 2,096,311
INDUSTRIAL 13.8%
Basic Industry 0.5%
Anglo American Capital, 4.125%, 9/27/22 (1) 10,182 10,178
Avient, 7.125%, 8/1/30 (1) 1,800 1,775
Celanese U.S. Holdings, 6.05%, 3/15/25  10,305 10,342
Celanese U.S. Holdings, 6.165%, 7/15/27  11,105 11,125
Celulosa Arauco y Constitucion, 3.875%, 11/2/27 (9) 20,227 18,674
Ecolab, 4.80%, 3/24/30  1,388 1,429
Methanex, 5.125%, 10/15/27 (9) 9,230 8,399
Nucor, 3.125%, 4/1/32  3,535 3,101
Sherwin-Williams, 2.95%, 8/15/29  3,540 3,177
Westlake, 1.625%, 7/17/29 (EUR)  11,421 9,174
77,374
Capital Goods 0.3%
Boral Finance, 3.00%, 11/1/22 (1)(9) 5,545 5,532
Boral Finance, 3.75%, 5/1/28 (1) 13,160 12,150
Martin Marietta Materials, 2.40%, 7/15/31  3,940 3,257
Parker-Hannifin, 4.25%, 9/15/27  9,625 9,540
Parker-Hannifin, 4.50%, 9/15/29  6,555 6,458
Waste Connections, 4.20%, 1/15/33  9,635 9,251
46,188
Communications 3.1%
Altice France, 5.50%, 1/15/28 (1) 10,315 8,523
CCO Holdings, 6.375%, 9/1/29 (1)(9) 8,250 8,013
Charter Communications Operating, 2.25%, 1/15/29  12,175 10,010
Charter Communications Operating, 2.80%, 4/1/31  4,070 3,289
Charter Communications Operating, 5.125%, 7/1/49  7,698 6,232
Charter Communications Operating, 6.484%, 10/23/45  5,555 5,334
Comcast, 2.887%, 11/1/51  19,220 13,512
Comcast, 3.25%, 11/1/39  22,623 18,440
Crown Castle, 2.10%, 4/1/31  3,955 3,151
Crown Castle, 2.90%, 3/15/27  4,860 4,501
Crown Castle Towers, 3.663%, 5/15/25 (1) 50,986 50,359
Magallanes, 3.755%, 3/15/27 (1) 20,840 19,469
Magallanes, 4.054%, 3/15/29 (1) 9,190 8,368
Magallanes, 4.279%, 3/15/32 (1) 3,555 3,077

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Netflix, 4.625%, 5/15/29 (EUR)  13,335 13,148
NTT Finance, 1.591%, 4/3/28 (1)(9) 26,137 22,597
NTT Finance, 2.065%, 4/3/31 (1) 3,650 3,058
Rogers Communications, 3.20%, 3/15/27 (1) 6,654 6,324
Rogers Communications, 3.80%, 3/15/32 (1) 10,375 9,416
Rogers Communications, 4.55%, 3/15/52 (1) 5,020 4,405
SBA Tower Trust, 1.84%, 4/15/27 (1) 21,685 18,862
SBA Tower Trust, 2.593%, 10/15/31 (1) 17,515 14,378
T-Mobile USA, 2.05%, 2/15/28  12,155 10,536
T-Mobile USA, 2.70%, 3/15/32 (9) 3,680 3,066
T-Mobile USA, 3.75%, 4/15/27  79,092 75,557
Verizon Communications, 2.10%, 3/22/28 (9) 12,383 10,937
Verizon Communications, 2.355%, 3/15/32  21,941 17,890
Verizon Communications, 2.55%, 3/21/31 (9) 10,940 9,196
Verizon Communications, 2.65%, 11/20/40  37,223 26,723
Verizon Communications, 2.875%, 11/20/50  42,403 29,035
Verizon Communications, 2.987%, 10/30/56  12,890 8,656
Vodafone Group, 4.375%, 5/30/28  27,950 27,529
Vodafone Group, 4.875%, 6/19/49  3,886 3,459
Vodafone Group, 5.00%, 5/30/38  17,214 16,309
Vodafone Group, 5.25%, 5/30/48  11,713 10,935
504,294
Consumer Cyclical 2.0%
Aptiv, 3.10%, 12/1/51  3,545 2,247
AutoZone, 4.75%, 8/1/32  3,360 3,340
Bath & Body Works, 6.625%, 10/1/30 (1) 17,135 15,550
Ford Motor, 6.10%, 8/19/32  9,230 9,000
Ford Motor, 9.625%, 4/22/30  4,100 4,784
Ford Motor Credit, 4.95%, 5/28/27  1,705 1,606
General Motors, 4.20%, 10/1/27 (9) 3,675 3,528
General Motors, 5.60%, 10/15/32  3,275 3,151
General Motors Financial, 4.00%, 10/6/26  20,869 20,090
General Motors Financial, 4.30%, 7/13/25  8,846 8,728
General Motors Financial, 4.30%, 4/6/29  15,025 13,882
General Motors Financial, 4.35%, 4/9/25  20,528 20,278
General Motors Financial, 5.10%, 1/17/24  27,464 27,632
GLP Capital, 3.35%, 9/1/24  6,162 5,878
Home Depot, 2.375%, 3/15/51 (9) 12,383 8,200
Hyundai Capital America, 1.80%, 10/15/25 (1)(9) 11,183 10,166
Hyundai Capital America, 2.10%, 9/15/28 (1)(9) 16,150 13,406
Las Vegas Sands, 3.50%, 8/18/26  10,677 9,584
Lowe's, 3.35%, 4/1/27  1,675 1,615
Lowe's, 3.75%, 4/1/32 (9) 10,490 9,682
Marriott International, 3.75%, 3/15/25  11,053 10,895
Marriott International, 3.75%, 10/1/25  3,043 2,974
Marriott International, Series EE, 5.75%, 5/1/25  4,435 4,566

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Marriott International, Series HH, 2.85%, 4/15/31  3,905 3,251
O'Reilly Automotive, 4.70%, 6/15/32  3,345 3,314
Ross Stores, 1.875%, 4/15/31 (9) 20,720 16,498
Starbucks, 3.00%, 2/14/32 (9) 3,590 3,149
TJX, 1.60%, 5/15/31 (9) 9,297 7,465
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  20,000 19,272
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 6,720 5,713
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1)(9) 15,868 15,092
Volkswagen Group of America Finance, 4.60%, 6/8/29 (1) 8,145 7,860
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1) 21,055 20,648
Yum! Brands, 5.375%, 4/1/32  9,270 8,528
321,572
Consumer Non-Cyclical 3.5%
AbbVie, 2.95%, 11/21/26  50,782 47,844
AbbVie, 3.20%, 11/21/29  18,145 16,544
AbbVie, 4.05%, 11/21/39  12,709 11,162
AbbVie, 4.25%, 11/21/49  13,924 12,272
AbbVie, 4.70%, 5/14/45  27,592 25,692
AbbVie, 4.875%, 11/14/48  27,641 26,826
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50 (9) 23,575 21,396
Astrazeneca Finance, 1.75%, 5/28/28  15,129 13,365
BAT Capital, 3.557%, 8/15/27  39,483 36,206
BAT Capital, 4.742%, 3/16/32 (9) 3,295 2,971
BAT International Finance, 1.668%, 3/25/26  21,719 19,318
Becton Dickinson & Company, 1.957%, 2/11/31  25,674 20,978
Becton Dickinson & Company, 2.823%, 5/20/30  10,263 9,059
Becton Dickinson & Company, 3.70%, 6/6/27  58,991 57,166
Becton Dickinson & Company, 3.794%, 5/20/50  7,995 6,625
Becton Dickinson & Company, 4.669%, 6/6/47  14,362 13,678
Cardinal Health, 4.50%, 11/15/44 (9) 4,360 3,737
Cardinal Health, 4.90%, 9/15/45 (9) 5,050 4,561
Cigna, 3.40%, 3/1/27  2,141 2,039
CSL Finance, 4.05%, 4/27/29 (1) 9,480 9,219
CSL Finance, 4.25%, 4/27/32 (1) 8,335 8,120
CVS Health, 3.25%, 8/15/29 (9) 3,360 3,073
CVS Health, 5.05%, 3/25/48  34,959 33,687
Darling Ingredients, 6.00%, 6/15/30 (1) 1,915 1,915
Eli Lilly, 2.25%, 5/15/50 (9) 6,455 4,435
Hasbro, 3.55%, 11/19/26 (9) 11,507 10,991
HCA, 3.125%, 3/15/27 (1) 8,360 7,720
HCA, 3.375%, 3/15/29 (1) 9,695 8,604
HCA, 3.50%, 9/1/30  3,445 3,010
HCA, 5.375%, 9/1/26  4,455 4,483
HCA, 5.875%, 2/15/26  20,542 20,978
Mondelez International, 2.75%, 4/13/30 (9) 4,464 3,949
Mondelez International, 3.00%, 3/17/32 (9) 3,565 3,128

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Mozart Debt Merger Sub, 3.875%, 4/1/29 (1) 17,720 14,973
PerkinElmer, 1.90%, 9/15/28  13,950 11,804
PerkinElmer, 2.25%, 9/15/31  7,580 6,068
PerkinElmer, 3.30%, 9/15/29  9,984 8,906
Reynolds American, 4.45%, 6/12/25  35,794 35,420
Tenet Healthcare, 6.125%, 6/15/30 (1) 2,090 2,001
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  3,840 3,802
Utah Acquisition Sub, 3.95%, 6/15/26  26,418 24,793
582,518
Energy 3.5%
Aker BP, 2.875%, 1/15/26 (1) 7,042 6,573
Boardwalk Pipelines, 3.40%, 2/15/31  17,281 14,631
Boardwalk Pipelines, 4.45%, 7/15/27  30,749 29,511
Boardwalk Pipelines, 4.95%, 12/15/24 (9) 9,720 9,780
Boardwalk Pipelines, 5.95%, 6/1/26  11,000 11,342
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  21,773 20,004
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  6,741 6,724
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  13,836 14,182
Cheniere Energy, 4.625%, 10/15/28  22,665 21,758
Diamondback Energy, 3.25%, 12/1/26  25,462 24,444
Energy Transfer, 2.90%, 5/15/25  8,447 8,004
Energy Transfer, 4.20%, 4/15/27  2,658 2,548
Energy Transfer, 4.25%, 4/1/24  13,866 13,710
Energy Transfer, 4.50%, 4/15/24  6,284 6,268
Energy Transfer, 5.875%, 1/15/24  13,657 13,811
Energy Transfer, 6.00%, 6/15/48  29,736 28,398
Energy Transfer, 6.25%, 4/15/49  3,985 3,925
Eni, Series X-R, 4.75%, 9/12/28 (1) 30,079 29,753
Enterprise Products Operating, 2.80%, 1/31/30  3,635 3,199
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 2,100 2,047
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 6,556 6,012
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 2,741 2,490
MPLX, 4.95%, 9/1/32  3,275 3,185
Occidental Petroleum, 8.00%, 7/15/25  14,410 15,653
Occidental Petroleum, 8.50%, 7/15/27 (9) 9,330 10,403
Occidental Petroleum, 8.875%, 7/15/30  11,375 13,252
Sabine Pass Liquefaction, 4.50%, 5/15/30  4,495 4,298
Sabine Pass Liquefaction, 5.00%, 3/15/27  71,542 71,453
Sabine Pass Liquefaction, 5.75%, 5/15/24  6,817 6,914
Sabine Pass Liquefaction, 5.875%, 6/30/26  14,711 15,161
Targa Resources, 4.95%, 4/15/52  1,477 1,278
Targa Resources Partners, 5.50%, 3/1/30  5,557 5,404
Targa Resources Partners, 6.875%, 1/15/29  6,175 6,329
Transcontinental Gas Pipe Line, 3.25%, 5/15/30  7,309 6,537
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  10,600 10,192
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  2,806 2,565

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Venture Global Calcasieu Pass, 3.875%, 11/1/33 (1) 8,505 7,059
Williams, 2.60%, 3/15/31  29,160 24,268
Williams, 3.75%, 6/15/27 (9) 7,096 6,839
Woodside Finance, 3.65%, 3/5/25 (1) 12,830 12,462
Woodside Finance, 3.70%, 9/15/26 (1) 41,929 40,199
Woodside Finance, 3.70%, 3/15/28 (1) 34,813 32,246
574,811
Technology 0.6%
Alphabet, 2.05%, 8/15/50  22,095 14,550
Apple, 2.40%, 8/20/50 (9) 4,660 3,228
Broadcom, 4.11%, 9/15/28  3,360 3,195
Central Parent, 7.25%, 6/15/29 (1)(9) 3,570 3,409
Entegris Escrow, 5.95%, 6/15/30 (1)(9) 6,830 6,523
Fiserv, 3.50%, 7/1/29  3,530 3,238
Micron Technology, 4.185%, 2/15/27  6,615 6,466
NXP, 2.70%, 5/1/25  2,279 2,172
NXP, 3.15%, 5/1/27  4,632 4,315
NXP, 5.35%, 3/1/26  10,055 10,228
Oracle, 2.30%, 3/25/28  12,072 10,498
Sensata Technologies, 5.875%, 9/1/30 (1)(9) 4,690 4,590
Visa, 2.00%, 8/15/50 (9) 21,201 13,866
Workday, 3.50%, 4/1/27  4,940 4,719
Workday, 3.70%, 4/1/29  3,910 3,672
94,669
Transportation 0.3%
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 18,492 18,538
Transurban Finance, 2.45%, 3/16/31 (1)(9) 12,184 9,932
Transurban Finance, 3.375%, 3/22/27 (1)(9) 10,230 9,654
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  7,288 6,056
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  4,538 3,831
48,011
Total Industrial 2,249,437
UTILITY 2.0%
Electric 1.9%
Ausgrid Finance, 3.85%, 5/1/23 (1) 14,852 14,795
Ausgrid Finance, 4.35%, 8/1/28 (1) 23,381 22,448
Duke Energy, 4.50%, 8/15/32  34,640 33,340
Edison International, 4.95%, 4/15/25  1,409 1,412
Enel Finance International, 1.875%, 7/12/28 (1) 18,162 14,941
Enel Finance International, 2.25%, 7/12/31 (1)(9) 23,114 17,509
Enel Finance International, 3.50%, 4/6/28 (1)(9) 11,261 10,210
NextEra Energy Capital Holdings, 2.44%, 1/15/32  20,625 17,144
NextEra Energy Capital Holdings, 3.00%, 1/15/52 (9) 18,905 13,531
NextEra Energy Capital Holdings, 5.00%, 7/15/32  3,010 3,061
NRG Energy, 4.45%, 6/15/29 (1) 12,942 11,713

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Pacific Gas & Electric, 2.10%, 8/1/27  10,318 8,726
Pacific Gas & Electric, 2.50%, 2/1/31  20,828 15,933
Pacific Gas & Electric, 3.95%, 12/1/47 (9) 10,551 7,334
Pacific Gas & Electric, 4.55%, 7/1/30  13,652 12,108
Southern California Edison, Series D, 4.70%, 6/1/27  12,650 12,670
Vistra, VR, 8.00% (1)(8)(10) 9,640 9,254
Vistra Operations, 3.55%, 7/15/24 (1) 44,076 42,423
Vistra Operations, 4.375%, 5/1/29 (1) 8,695 7,576
Vistra Operations, 5.125%, 5/13/25 (1) 17,905 17,815
Xcel Energy, 4.60%, 6/1/32 (9) 6,250 6,181
300,124
Natural Gas 0.1%
APA Infrastructure, 4.25%, 7/15/27 (1) 4,605 4,453
Sempra Energy, 3.70%, 4/1/29  5,155 4,808
Sempra Energy, 3.80%, 2/1/38  8,243 7,084
16,345
Total Utility 316,469
Total Corporate Bonds
(Cost $5,180,298) 4,662,217
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
Owned No Guarantee 0.1%
NBN, 2.625%, 5/5/31 (1) 16,981 14,350
Total Foreign Government Obligations & Municipalities
(Cost $16,973) 14,350
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.9%
Collateralized Mortgage Obligations 4.2%
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 9,805 8,700
Angel Oak Mortgage Trust
Series 2021-4, Class A3, CMO, ARM
1.446%, 1/20/65 (1) 5,668 4,675
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 1,158 1,151
Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1) 445 443
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.747%, 9/25/51 (1) 6,147 5,674

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 11,234 10,245
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM
3.00%, 11/27/51 (1) 8,120 7,086
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 2,486 2,392
COLT Mortgage Loan Trust
Series 2021-1, Class A1, CMO, ARM
0.91%, 6/25/66 (1) 15,903 13,901
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 13,216 11,870
Connecticut Avenue Securities
Series 2016-C05, Class 2M2, CMO, ARM
1M USD LIBOR + 4.45%, 6.894%, 1/25/29  6,993 7,222
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 3.794%, 9/25/29  1,589 1,586
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 3.544%, 11/25/29  24,893 24,746
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 3.444%, 2/25/30  618 615
Connecticut Avenue Securities
Series 2021-R03, Class 1M2, CMO, ARM
SOFR30A + 1.65%, 3.833%, 12/25/41 (1) 11,825 11,113
Connecticut Avenue Securities
Series 2022-R01, Class 1M2, CMO, ARM
SOFR30A + 1.90%, 4.083%, 12/25/41 (1) 19,620 18,303
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 3.183%, 12/25/41 (1) 7,131 7,044
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 3.383%, 1/25/42 (1) 38,032 37,772
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 4.283%, 3/25/42 (1) 23,682 23,671
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 4.183%, 3/25/42 (1) 15,675 15,658
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 7,864 6,887

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.241%, 9/25/66 (1) 11,679 9,987
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM
4.00%, 9/25/48 (1) 1,470 1,433
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 3.294%, 3/25/50 (1) 4,206 3,966
Flagstar Mortgage Trust
Series 2021-5INV, Class A16, CMO, ARM
2.50%, 7/25/51 (1) 10,475 8,621
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM
2.50%, 9/25/51 (1) 9,593 7,896
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 1,417 1,347
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 1,032 973
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (1) 2,424 2,351
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1) 1,192 1,159
Galton Funding Mortgage Trust
Series 2019-1, Class A22, CMO, ARM
4.00%, 2/25/59 (1) 692 678
GCAT Trust
Series 2022-INV1, Class A26, CMO, ARM
3.00%, 12/25/51 (1) 9,410 8,042
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.945%, 7/25/44 (1) 482 482
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.942%, 10/25/50 (1) 18,293 16,204
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A4, CMO, ARM
2.50%, 11/25/51 (1) 11,038 9,226
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A8, CMO, ARM
2.50%, 11/25/51 (1) 18,291 16,394
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 13,582 11,359

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 5,543 5,218
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 3.089%, 8/25/50 (1) 2,758 2,636
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50 (1) 4,664 4,369
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (1) 591 580
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (1) 1,463 1,432
Mello Mortgage Capital Acceptance
Series 2021-INV3, Class A15, CMO, ARM
2.50%, 10/25/51 (1) 9,424 7,756
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 5,441 5,134
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A4, CMO, ARM
2.50%, 6/25/51 (1) 6,503 5,352
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51 (1) 15,978 14,392
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A2, CMO, ARM
2.50%, 9/25/51 (1) 15,482 13,130
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 12,009 9,884
OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 6/25/59 (1) 4,583 4,318
OBX Trust
Series 2019-EXP3, Class 1A8, CMO, ARM
3.50%, 10/25/59 (1) 2,762 2,624
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 1,146 1,104
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM
4.00%, 5/27/49 (1) 3,103 2,988
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 7,955 7,396

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66 (1) 9,555 8,524
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61 (1) 11,096 9,133
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 1,031 972
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 3,512 3,405
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 1,141 1,127
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 1,134 1,121
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 957 933
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62 (1) 17,267 16,135
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, CMO, ARM
1.127%, 6/25/56 (1) 6,423 5,270
Starwood Mortgage Residential Trust
Series 2021-4, Class A2, CMO, ARM
1.369%, 8/25/56 (1) 13,743 12,174
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 4.483%, 8/25/33 (1) 9,106 8,970
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 3.983%, 11/25/41 (1) 22,435 21,089
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 4.033%, 1/25/42 (1) 18,780 18,004
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1B, CMO, ARM
SOFR30A + 2.40%, 4.583%, 2/25/42 (1) 46,570 45,411
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 4.183%, 4/25/42 (1) 18,216 18,310
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 5.133%, 6/25/42 (1) 29,088 29,794

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 257 256
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 1,846 1,830
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 751 745
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 3.044%, 2/25/57 (1) 3,014 2,988
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 2,744 2,694
Verus Securitization Trust
Series 2019-4, Class M1, CMO, ARM
3.207%, 11/25/59 (1) 5,200 4,905
Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM
3.219%, 7/25/59 (1) 4,880 4,853
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 5,937 5,736
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 2,827 2,753
Verus Securitization Trust
Series 2020-2, Class A3, CMO, ARM
3.995%, 5/25/60 (1) 7,815 7,707
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 1,310 1,287
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP
2.724%, 1/25/67 (1) 6,102 5,650
Vista Point Securitization Trust
Series 2020-1, Class A3, CMO, ARM
3.201%, 3/25/65 (1) 17,346 16,981
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 2,785 2,623
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A1, CMO, ARM
2.50%, 12/25/50 (1) 14,932 12,655
683,220

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage-Backed Securities 3.7%
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 3.641%, 9/15/32 (1) 11,890 11,593
Aventura Mall Trust
Series 2018-AVM, Class A, ARM
4.249%, 7/5/40 (1) 39,170 37,067
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 3.242%, 9/15/34 (1) 35,456 34,747
BANK
Series 2017-BNK8, Class AS
3.731%, 11/15/50  2,705 2,522
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 4.551%, 11/15/34 (1) 10,230 9,207
BX Commercial Mortgage Trust
Series 2021-21M, Class C, ARM
1M USD LIBOR + 1.177%, 3.568%, 10/15/36 (1) 11,330 10,643
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 5.448%, 6/15/27 (1) 17,850 17,693
BX Trust
Series 2021-ARIA, Class B, ARM
1M USD LIBOR + 1.297%, 3.688%, 10/15/36 (1) 15,280 14,401
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 4.037%, 10/15/36 (1) 16,295 15,337
BX Trust
Series 2021-LGCY, Class C, ARM
1M USD LIBOR + 1.004%, 3.395%, 10/15/23 (1) 13,125 12,247
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class B, ARM
1M TSFR + 2.092%, 4.40%, 3/15/35 (1) 33,195 32,199
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class C, ARM
1M TSFR + 2.391%, 4.699%, 3/15/35 (1) 5,815 5,612
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B
3.267%, 11/15/52  9,752 8,398
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, ARM
3.635%, 5/10/35 (1) 14,725 13,636
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class AS
3.075%, 7/10/49  11,205 10,317

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50  13,479 12,748
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM
3.917%, 12/15/72 (1) 12,000 9,407
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41 (1) 8,370 6,910
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D
3.233%, 12/10/41 (1) 5,500 4,405
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 3.691%, 11/15/37 (1) 11,083 10,834
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M USD LIBOR + 1.65%, 4.041%, 11/15/37 (1) 23,705 23,112
Commercial Mortgage Trust
Series 2013-CR6, Class AM
3.147%, 3/10/46 (1) 6,715 6,664
Commercial Mortgage Trust
Series 2015-CR24, Class A5
3.696%, 8/10/48  7,340 7,176
Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48  5,745 5,559
Commercial Mortgage Trust
Series 2015-LC21, Class AM, ARM
4.043%, 7/10/48  21,415 20,730
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class AS
4.01%, 11/15/48  5,000 4,790
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class AS
3.278%, 9/15/52  7,433 6,496
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35 (1) 23,679 22,564
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 4.324%, 12/15/36 (1) 18,025 17,214
GS Mortgage Securities Trust
Series 2019-GC40, Class B
3.543%, 7/10/52  12,730 11,229
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.949%, 9/6/38 (1) 11,320 10,109

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (1) 9,825 9,699
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX
4.549%, 7/5/33 (1) 7,620 7,493
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 11,395 11,192
LUXE Trust
Series 2021-TRIP, Class B, ARM
1M USD LIBOR + 1.40%, 3.791%, 10/15/38 (1) 10,460 10,093
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  20,470 19,909
SLIDE
Series 2018-FUN, Class B, ARM
1M USD LIBOR + 1.50%, 3.891%, 6/15/31 (1) 8,867 8,756
SMRT
Series 2022-MINI, Class C, ARM
1M TSFR + 1.55%, 3.858%, 1/15/39 (1) 20,450 19,581
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM
4.318%, 3/15/51  7,230 6,870
VNDO Trust
Series 2016-350P, Class D, ARM
4.033%, 1/10/35 (1) 12,524 11,036
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class AS
3.808%, 12/15/47  5,860 5,628
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class AS, ARM
4.013%, 6/15/48  6,250 6,017
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class AS, ARM
4.121%, 7/15/58  6,215 6,018
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50  5,750 5,389
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class AS, ARM
3.785%, 11/15/50  15,000 14,004
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.584%, 9/15/31 (1) 26,355 23,691
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (1) 25,087 22,514

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Worldwide Plaza Trust
Series 2017-WWP, Class C, ARM
3.715%, 11/10/36 (1) 6,005 5,161
608,617
Other Asset-Backed Securities 0.0%
New Economy Assets Phase 1 Sponsor
Series 2021-1, Class A1
1.91%, 10/20/61 (1) 6,040 5,240
5,240
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $1,393,802) 1,297,077
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 23.0%
Conventional 15 Yr 0.2%
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  5,550 4,991
4.00%, 6/1/37  2,221 2,215
4.50%, 9/1/37  1,800 1,822
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 5/1/37  21,701 19,516
4.00%, 6/1/37  4,467 4,463
33,007
Conventional 30 Yr 2.2%
Federal Home Loan Mortgage, UMBS
2.00%, 3/1/52 - 4/1/52  163,246 140,526
2.50%, 3/1/52  25,867 23,117
Federal National Mortgage Assn., UMBS
2.00%, 5/1/51  91,181 78,551
2.50%, 3/1/52  3,525 3,173
3.00%, 3/1/50  26,310 24,647
5.00%, 8/1/52  3,290 3,328
UMBS, TBA, 5.00%, 9/1/52 (11) 81,065 81,806
355,148
Gnma 30 Yr 1.9%
Government National Mortgage Assn.
2.00%, 3/20/51  20,443 18,173
2.50%, 3/20/52  16,377 14,956
3.00%, 6/20/52  31,512 29,611
3.50%, 1/20/47 - 9/20/47  11,816 11,535
4.00%, 4/20/47 - 5/20/47  3,275 3,267
4.50%, 3/20/48 - 1/20/49  6,625 6,704
Government National Mortgage Assn., TBA (11)
2.00%, 9/20/51  15,755 13,912
3.00%, 9/20/52  37,710 35,393

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
4.50%, 9/20/52  43,670 43,677
5.00%, 9/20/52  86,225 87,363
5.50%, 9/20/52  48,265 49,487
314,078
U.S. Government & Agency Mortgage-Backed Securities 4.1%
Federal Home Loan Mortgage, UMBS
2.00%, 5/1/51 - 5/1/52  43,310 37,344
2.50%, 4/1/37 - 5/1/52  152,869 137,252
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  54,190 47,523
2.00%, 4/1/42 - 3/1/52  336,916 290,957
2.50%, 3/1/37 - 2/1/52  153,701 141,127
3.50%, 1/1/52  17,936 17,117
671,320
U.S. Government Agency Obligations 11.5%
Federal Home Loan Mortgage
2.50%, 5/1/30  6,391 6,128
3.00%, 12/1/42 - 4/1/47  18,009 17,139
3.50%, 9/1/42 - 3/1/46  84,439 82,169
4.00%, 10/1/40 - 8/1/45  9,077 9,066
4.50%, 6/1/39 - 5/1/42  13,865 14,148
5.00%, 7/1/25 - 8/1/40  4,133 4,313
5.50%, 4/1/26 - 12/1/39  3,855 4,089
6.00%, 10/1/32 - 8/1/38  2,517 2,713
6.50%, 2/1/24 - 9/1/39  948 1,001
7.00%, 2/1/24 - 6/1/32  22 22
7.50%, 5/1/24 - 6/1/24  2 2
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 3.975%, 7/1/35  21 20
12M USD LIBOR + 1.829%, 2.204%, 2/1/37  111 114
12M USD LIBOR + 1.83%, 2.079%, 3/1/36  107 110
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  131 130
12M USD LIBOR + 1.929%, 2.186%, 12/1/36  86 88
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  121 120
1Y CMT + 2.25%, 3.099%, 10/1/36  53 55
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  13,175 2,064
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  8 7
Federal Home Loan Mortgage, UMBS
2.00%, 3/1/42 - 12/1/51  68,885 59,981
2.50%, 5/1/51 - 1/1/52  66,271 59,533
3.00%, 11/1/34 - 12/1/50  14,974 14,135
3.50%, 11/1/47 - 11/1/50  14,201 13,695
4.00%, 1/1/50 - 2/1/50  21,933 21,632
4.50%, 5/1/50  3,047 3,052
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  6,993 6,579

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 6/1/42 - 5/1/46  50,894 49,393
4.00%, 11/1/40  15,794 15,623
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  69 69
12M USD LIBOR + 1.599%, 2.869%, 7/1/36  268 274
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  57 57
12M USD LIBOR + 1.881%, 4.131%, 8/1/36  141 142
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  27 5
Federal National Mortgage Assn., UMBS
2.00%, 12/1/51  51,571 44,458
2.50%, 5/1/30 - 1/1/52  220,741 197,916
3.00%, 6/1/27 - 4/1/51  343,500 326,222
3.50%, 11/1/32 - 12/1/48  133,854 130,540
4.00%, 11/1/40 - 12/1/49  134,367 134,151
4.50%, 7/1/39 - 5/1/50  94,469 95,895
5.00%, 3/1/23 - 12/1/47  24,348 25,360
5.50%, 2/1/23 - 9/1/41  20,424 21,606
6.00%, 11/1/32 - 1/1/41  23,053 24,775
6.50%, 8/1/27 - 3/1/41  9,541 10,195
7.00%, 10/1/29 - 4/1/37  103 106
Government National Mortgage Assn.
2.00%, 8/20/51 - 5/20/52  157,975 140,354
2.50%, 8/20/50 - 12/20/51  93,695 85,664
5.00%, 6/20/48  3,665 3,740
Government National Mortgage Assn., CMO, 3.50%, 10/20/50  9,510 8,862
UMBS, TBA (11)
2.00%, 9/1/52  119,040 102,400
2.50%, 9/1/52  87,810 78,398
4.00%, 9/1/52  11,615 11,336
4.50%, 9/1/52  51,593 51,279
1,880,925
U.S. Government Obligations 3.1%
Government National Mortgage Assn.
2.50%, 10/20/51  105,927 96,809
3.00%, 9/15/42 - 10/20/51  143,016 135,291
3.50%, 9/15/41 - 4/20/48  133,523 130,242
4.00%, 2/20/41 - 10/20/50  54,592 54,448
4.50%, 7/15/26 - 7/20/47  20,543 21,145
5.00%, 9/15/33 - 5/20/48  40,043 41,620
5.50%, 10/20/32 - 3/20/49  19,146 20,199
6.00%, 1/20/34 - 12/20/38  2,355 2,568
6.50%, 1/15/26 - 12/15/31  51 53
7.00%, 12/20/23 - 11/20/28  16 17
7.50%, 12/15/22 - 8/15/28  47 48
8.00%, 9/15/27 - 5/15/32  126 131
8.50%, 1/15/23 - 9/20/26  1 1

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  3,442 3,315
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  3,280 538
4.00%, 5/20/37 - 2/20/43  4,102 377
4.50%, 12/20/39  4 —
506,802
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $3,979,296) 3,761,280
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 29.5%
Treasuries 11.8%
U.S. Treasury Bonds, 3.00%, 8/15/52 (9) 344,530 326,657
U.S. Treasury Notes, 2.625%, 5/31/27  217,990 211,110
U.S. Treasury Notes, 2.75%, 7/31/27 (9) 400,235 389,479
U.S. Treasury Notes, 3.00%, 7/15/25 (12) 711,855 702,401
U.S. Treasury Notes, 3.25%, 6/30/27 (9) 294,770 293,296
1,922,943
U.S. Treasury Obligations 17.7%
U.S. Treasury Bonds, 1.875%, 11/15/51  39,818 29,005
U.S. Treasury Bonds, 2.25%, 2/15/52  406,765 325,030
U.S. Treasury Bonds, 2.375%, 2/15/42  101,235 83,946
U.S. Treasury Bonds, 2.875%, 5/15/52  308,933 284,798
U.S. Treasury Bonds, 3.25%, 5/15/42  321,325 307,367
U.S. Treasury Notes, 0.125%, 2/15/24  353,690 336,945
U.S. Treasury Notes, 0.25%, 3/15/24 (9) 310,037 295,068
U.S. Treasury Notes, 0.25%, 5/15/24  537,735 509,168
U.S. Treasury Notes, 0.625%, 10/15/24 (9) 180,530 170,065
U.S. Treasury Notes, 1.00%, 12/15/24  223,520 211,366
U.S. Treasury Notes, 1.125%, 1/15/25  186,135 176,159
U.S. Treasury Notes, 1.75%, 3/15/25  177,965 170,513
2,899,430
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $5,030,500) 4,822,373
SHORT-TERM INVESTMENTS 4.9%
Money Market Funds 4.9%
T. Rowe Price Government Reserve Fund, 2.36% (6)(13) 799,388 799,388
Total Short-Term Investments
(Cost $799,388) 799,388

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 2.36% (6)(13) 18,744 18,744
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 18,744
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 2.36% (6)(13) 93,310 93,310
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 93,310
Total Securities Lending Collateral
(Cost $112,054) 112,054
Total Investments in Securities 104.2%
(Cost $18,128,670) $ 17,023,091
Other Assets Less Liabilities (4.2)% (692,601)
Net Assets 100.0% $ 16,330,490
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$3,060,465 and represents 18.7% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of August 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2022, was $1,604 and was valued at $1,597 (0.0% of net assets).
(6) Affiliated Companies
(7) SEC 30-day yield

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) All or a portion of this security is on loan at August 31, 2022.
(10) Perpetual security with no stated maturity date.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $555,051 and represents 3.4% of net assets.
(12) At August 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
IO Interest-only security for which the fund receives interest on notional principal
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT Pass-Through Trust
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) 5,778 32 76 (44)
Total Bilateral Credit Default Swaps, Protection Sold 76 (44)
Total Bilateral Swaps 76 (44)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/21/27 83,179 (501) 199 (700)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/21/27 * 209,445 (5,199) (819) (4,380)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (5,080)
Total Centrally Cleared Swaps (5,080)
Net payments (receipts) of variation margin to date 4,788
Variation margin receivable (payable) on centrally cleared swaps $ (292)
* Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 11/25/22 USD 12,370 EUR 11,970 $ 271
State Street 11/25/22 USD 12,181 EUR 11,792 262
UBS Investment Bank 11/25/22 USD 24,688 EUR 23,881 550
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,083

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 4,953 U.S. Treasury Long Bond contracts 12/22 672,834 $ (223)
Long, 775 U.S. Treasury Notes five year contracts 12/22 85,886 (298)
Long, 4,488 U.S. Treasury Notes ten year contracts 12/22 524,675 (1,345)
Short, 2,301 U.S. Treasury Notes two year contracts 12/22 (479,363) 692
Long, 907 Ultra U.S. Treasury Bonds contracts 12/22 135,597 1,607
Long, 5,554 Ultra U.S. Treasury Notes ten year
contracts 12/22 695,291 (1,365)
Net payments (receipts) of variation margin to date (4,316)
Variation margin receivable (payable) on open futures contracts $ (5,248)

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund - Z
Class, 6.46%  $ 5,527 $ 5,044 $ 2,812
T. Rowe Price Institutional High Yield Fund - Z
Class, 7.96%  — (2,319) 756
T. Rowe Price Government Reserve Fund, 2.36% — — 4,351++
Totals $ 5,527# $ 2,725 $ 7,919+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
6.46%  $ 294,292 $ 2,864 $ 117,517 $ 184,683
T. Rowe Price Institutional High
Yield Fund - Z Class, 7.96%  47,190 757 — 45,628
T. Rowe Price Government
Reserve Fund, 2.36% 1,529,312  ¤  ¤ 911,442
Total $ 1,141,753^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7,919 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,144,501.

T. ROWE PRICE New Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE New Income Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants,

T. ROWE PRICE New Income Fund

rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE New Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 15,654,406 $ — $ 15,654,406
Bank Loans — 222,462 4,470 226,932
Bond Mutual Funds 230,311 — — 230,311
Short-Term Investments 799,388 — — 799,388
Securities Lending Collateral 112,054 — — 112,054
Total Securities 1,141,753 15,876,868 4,470 17,023,091
Swaps* — 32 — 32
Forward Currency Exchange
Contracts — 1,083 — 1,083
Futures Contracts* 2,299 — — 2,299
Total $ 1,144,052 $ 15,877,983 $ 4,470 $ 17,026,505
Liabilities
Swaps* $ — $ 5,080 $ — $ 5,080
Futures Contracts* 3,231 — — 3,231
Total $ 3,231 $ 5,080 $ — $ 8,311
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE New Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F43-054Q1 08/22